Nature of the Business and Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives

The cost of property and equipment is depreciated or amortized using the straight-line method over the following estimated useful lives:

Computer equipment and software	3 years
Furniture	3 years
Machinery	3-5 years